DISCONTINUED OPERATIONS - Loss from Discontinued operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
DISCONTINUED OPERATIONS
Loss on disposal of discontinued operations	$ 0	$ (186,353)
Blue Camo | Discontinued operations, Held for sale
DISCONTINUED OPERATIONS
Loss on disposal of discontinued operations		(182,464)
Gross proceeds		49,336
Cash consideration		20,000
Working capital adjustment		5,666
Elimination of outstanding debt amount		23,670
Carrying value		231,800
Blue Camo | Discontinued Operations
DISCONTINUED OPERATIONS
Working capital adjustment cash proceeds		1,583
Working capital adjustment proceeds other than cash		$ 4,083